U.S. Corporate Notes (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
Corporate Notes [Member]
Fair Value	$ 16,049,322		$ 27,936,271
% of Partners' Capital (Net Asset Value)	32.09%		43.19%
Investment Owned, at Cost	16,084,857		28,397,576
U.S [Member] | Corporate Notes [Member]
Fair Value	11,826,537		19,933,426
% of Partners' Capital (Net Asset Value)	23.65%		30.81%
Investment Owned, at Cost	11,858,249		20,299,965
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | Zero Point Five Eight Percent United Technologies Maturing At 2-December-2013 [Member]
Face Value	600,000
Maturity Date	Dec. 02, 2013
Yield1	0.58%	[1]
Fair Value	601,931
% of Partners' Capital (Net Asset Value)	1.21%
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | One Point Eight Eight Percent Boeing Maturing At 20-November-2012 [Member]
Face Value			225,000
Maturity Date			Nov. 20, 2012
Yield1			1.88%	[1]
Fair Value			227,826
% of Partners' Capital (Net Asset Value)			0.35%
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | Nine Point Seven Five Percent Mcdonnell Douglas Maturing At 1-April-2012 [Member]
Face Value			200,000
Maturity Date			Apr. 01, 2012
Yield1			9.75%	[1]
Fair Value			209,283
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Agriculture [Member] | Seven Point One Three Percent Archer-Daniels-Midland Company Maturing At 1-March-2013 [Member]
Face Value	200,000
Maturity Date	Mar. 01, 2013
Yield1	7.13%	[1]
Fair Value	206,845
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Agriculture [Member] | Zero Point Six One Percent Archer-Daniels-Midland Maturing At 13-August-2012 [Member]
Face Value			200,000
Maturity Date			Aug. 13, 2012
Yield1			0.61%	[1]
Fair Value			200,488
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Apparel [Member] | One Point Zero Six Percent V.F. Corporation Maturing At 23-August-2013 [Member]
Face Value	75,000
Maturity Date	Aug. 23, 2013
Yield1	1.06%	[1]
Fair Value	75,452
% of Partners' Capital (Net Asset Value)	0.15%
U.S [Member] | Corporate Notes [Member] | Apparel [Member] | One Point Two Five Percent V.F. Corporation Maturing At 23-August-2013 [Member]
Face Value			75,000
Maturity Date			Aug. 23, 2013
Yield1			1.25%	[1]
Fair Value			75,229
% of Partners' Capital (Net Asset Value)			0.12%
U.S [Member] | Corporate Notes [Member] | Automotive [Member] | One Point Three Percent Daimler Finance North America Llc Maturing At 31-July-2015 [Member]
Face Value	450,000
Maturity Date	Jul. 31, 2015
Yield1	1.30%	[1]
Fair Value	455,047
% of Partners' Capital (Net Asset Value)	0.92%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Seven Three Percent Bank Of America Maturing At 30-January-2014 [Member]
Face Value	200,000
Maturity Date	Jan. 30, 2014
Yield1	1.73%	[1]
Fair Value	202,286
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Two Nine Percent Citigroup Inc. Maturing At 1-April-2014 [Member]
Face Value	9,000
Maturity Date	Apr. 01, 2014
Yield1	1.29%	[1]
Fair Value	9,040
% of Partners' Capital (Net Asset Value)	0.02%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three One Percent Goldman Sachs Maturing At 7-February-2014 [Member]
Face Value	150,000
Maturity Date	Feb. 07, 2014
Yield1	1.31%	[1]
Fair Value	150,736
% of Partners' Capital (Net Asset Value)	0.30%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Zero Six Percent Jpmorgan Chase Co. Maturing At 2-May-2014 [Member]
Face Value	450,000
Maturity Date	May 02, 2014
Yield1	1.06%	[1]
Fair Value	453,285
% of Partners' Capital (Net Asset Value)	0.92%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Five Percent Morgan Stanley Maturing At 9-January-2014 [Member]
Face Value	200,000
Maturity Date	Jan. 09, 2014
Yield1	0.65%	[1]
Fair Value	198,893
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point One Three Percent U.S. Bancorp Maturing At 30-October-2013 [Member]
Face Value	200,000
Maturity Date	Oct. 30, 2013
Yield1	1.13%	[1]
Fair Value	201,676
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Two Point Two Five Percent Ubs Ag (Usa) Maturing At 12-August-2013 [Member]
Face Value	250,000
Maturity Date	Aug. 12, 2013
Yield1	2.25%	[1]
Fair Value	254,563
% of Partners' Capital (Net Asset Value)	0.51%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Eight Five Percent Bank Of America Maturing At 30-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan. 30, 2014
Yield1			1.85%	[1]
Fair Value			407,722
% of Partners' Capital (Net Asset Value)			0.63%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Four Point Nine Five Percent Bank Of New York Mellon Maturing At 1-November-2012 [Member]
Face Value			250,000
Maturity Date			Nov. 01, 2012
Yield1			4.95%	[1]
Fair Value			261,274
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Three Point Eight Five Percent Bbt Maturing At 27-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul. 27, 2012
Yield1			3.85%	[1]
Fair Value			309,835
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Percent Citigroup Maturing At 1-April-2014 [Member]
Face Value			450,000
Maturity Date			Apr. 01, 2014
Yield1			1.30%	[1]
Fair Value			425,538
% of Partners' Capital (Net Asset Value)			0.66%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Three Point Four Five Percent Credit Suisse Ag (Ny) Maturing At 2-July-2012 [Member]
Face Value			200,000
Maturity Date			Jul. 02, 2012
Yield1			3.45%	[1]
Fair Value			205,652
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Six Percent Credit Suisse Ag (Ny) Maturing At 14-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan. 14, 2014
Yield1			1.36%	[1]
Fair Value			436,874
% of Partners' Capital (Net Asset Value)			0.68%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Six Point Five Percent Credit Suisse (Usa), Inc. Maturing At 15-January-2012 [Member]
Face Value			100,000
Maturity Date			Jan. 15, 2012
Yield1			6.50%	[1]
Fair Value			103,179
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Seven Five Percent Gmac Maturing At 30-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct. 30, 2012
Yield1			1.75%	[1]
Fair Value			253,966
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Two Point Two Percent Gmac Maturing At 19-December-2012 [Member]
Face Value			300,000
Maturity Date			Dec. 19, 2012
Yield1			2.20%	[1]
Fair Value			305,941
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Six Point Six Percent Goldman Sachs Maturing At 15-January-2012 [Member]
Face Value			150,000
Maturity Date			Jan. 15, 2012
Yield1			6.60%	[1]
Fair Value			154,762
% of Partners' Capital (Net Asset Value)			0.24%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Two Percent Goldman Sachs Maturing At 6-February-2012 [Member]
Face Value			250,000
Maturity Date			Feb. 06, 2012
Yield1			0.62%	[1]
Fair Value			249,863
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Four Four Percent Goldman Sachs Maturing At 7-February-2014 [Member]
Face Value			505,000
Maturity Date			Feb. 07, 2014
Yield1			1.44%	[1]
Fair Value			473,147
% of Partners' Capital (Net Asset Value)			0.73%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Percent Jpmorgan Chase Maturing At 2-May-2014 [Member]
Face Value			450,000
Maturity Date			May 02, 2014
Yield1			1.30%	[1]
Fair Value			436,994
% of Partners' Capital (Net Asset Value)			0.68%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Four One Percent Morgan Stanley Maturing At 29-April-2013 [Member]
Face Value			225,000
Maturity Date			Apr. 29, 2013
Yield1			1.41%	[1]
Fair Value			212,595
% of Partners' Capital (Net Asset Value)			0.33%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Nine Percent Morgan Stanley Maturing At 9-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan. 09, 2014
Yield1			0.69%	[1]
Fair Value			407,852
% of Partners' Capital (Net Asset Value)			0.63%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Five Point Two Five Percent Wells Fargo Company Maturing At 23-October-2012 [Member]
Face Value			300,000
Maturity Date			Oct. 23, 2012
Yield1			5.25%	[1]
Fair Value			313,498
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Four Point Three Eight Percent Wells Fargo Company Maturing At 31-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan. 31, 2013
Yield1			4.38%	[1]
Fair Value			210,370
% of Partners' Capital (Net Asset Value)			0.33%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Zero Point Seven One Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 14-July-2014 [Member]
Face Value	450,000
Maturity Date	Jul. 14, 2014
Yield1	0.71%	[1]
Fair Value	452,402
% of Partners' Capital (Net Asset Value)	0.91%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Five Percent Coca-Cola Enterprises, Inc. Maturing At 15-August-2013 [Member]
Face Value	300,000		300,000
Maturity Date	Aug. 15, 2013		Aug. 15, 2013
Yield1	5.00%	[1]	5.00%	[1]
Fair Value	314,237		324,729
% of Partners' Capital (Net Asset Value)	0.63%		0.50%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Zero Point Seven Six Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 14-July-2014 [Member]
Face Value			450,000
Maturity Date			Jul. 14, 2014
Yield1			0.76%	[1]
Fair Value			448,582
% of Partners' Capital (Net Asset Value)			0.69%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Three Point Seven Five Percent Coca-Cola Enterprises, Inc. Maturing At 1-March-2012 [Member]
Face Value			300,000
Maturity Date			Mar. 01, 2012
Yield1			3.75%	[1]
Fair Value			101,694
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Biotechnology [Member] | Two Point Four Percent Gilead Sciences, Inc. Maturing At 1-December-2014 [Member]
Face Value	175,000
Maturity Date	Dec. 01, 2014
Yield1	2.40%	[1]
Fair Value	180,827
% of Partners' Capital (Net Asset Value)	0.36%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Seven One Percent Hewlett-Packard Company Maturing At 30-May-2014 [Member]
Face Value	225,000
Maturity Date	May 30, 2014
Yield1	0.71%	[1]
Fair Value	220,657
% of Partners' Capital (Net Asset Value)	0.44%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | One Point Eight Six Percent Hewlett-Packard Company Maturing At 19-September-2014 [Member]
Face Value	100,000
Maturity Date	Sep. 19, 2014
Yield1	1.86%	[1]
Fair Value	99,150
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Nine Seven Percent Dell Inc. Maturing At 1-April-2014 [Member]
Face Value			450,000
Maturity Date			Apr. 01, 2014
Yield1			0.97%	[1]
Fair Value			453,785
% of Partners' Capital (Net Asset Value)			0.70%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Six Four Percent Hewlett-Packard Company Maturing At 1-March-2012 [Member]
Face Value			200,000
Maturity Date			Mar. 01, 2012
Yield1			0.64%	[1]
Fair Value			200,019
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Nine Two Percent Hewlett-Packard Company Maturing At 30-May-2014 [Member]
Face Value			225,000
Maturity Date			May 30, 2014
Yield1			0.92%	[1]
Fair Value			217,726
% of Partners' Capital (Net Asset Value)			0.34%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Two Point One One Percent Hewlett-Packard Company Maturing At 19-September-2014 [Member]
Face Value			100,000
Maturity Date			Sep. 19, 2014
Yield1			2.11%	[1]
Fair Value			99,587
% of Partners' Capital (Net Asset Value)			0.15%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Six Point Five Percent Ibm Maturing At 15-October-2013 [Member]
Face Value			550,000
Maturity Date			Oct. 15, 2013
Yield1			6.50%	[1]
Fair Value			614,082
% of Partners' Capital (Net Asset Value)			0.95%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Seven Six Percent American Honda Finance Corp. Maturing At 8-May-2014 [Member]
Face Value	250,000
Maturity Date	May 08, 2014
Yield1	0.76%	[1]
Fair Value	251,332
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Percent American Honda Finance Corp. Maturing At 11-August-2015 [Member]
Face Value	200,000
Maturity Date	Aug. 11, 2015
Yield1	1.00%	[1]
Fair Value	201,736
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six One Percent Blackrock, Inc. Maturing At 24-May-2013 [Member]
Face Value	200,000
Maturity Date	May 24, 2013
Yield1	0.61%	[1]
Fair Value	200,343
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Five Percent Caterpillar Financial Services Corp. Maturing At 1-April-2014 [Member]
Face Value	45,000
Maturity Date	Apr. 01, 2014
Yield1	0.65%	[1]
Fair Value	45,246
% of Partners' Capital (Net Asset Value)	0.09%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Six Percent Caterpillar Financial Services Corp. Maturing At 9-February-2015 [Member]
Face Value	250,000
Maturity Date	Feb. 09, 2015
Yield1	0.66%	[1]
Fair Value	251,331
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Nine Eight Percent General Electric Capital Corporation Maturing At 7-April-2014 [Member]
Face Value	200,000
Maturity Date	Apr. 07, 2014
Yield1	0.98%	[1]
Fair Value	201,538
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Seven Percent Paccar Financial Corp. Maturing At 5-April-2013 [Member]
Face Value	300,000
Maturity Date	Apr. 05, 2013
Yield1	0.67%	[1]
Fair Value	300,496
% of Partners' Capital (Net Asset Value)	0.60%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point Zero Four Percent Ssif Nevada, Limited Partnership Maturing At 14-April-2014 [Member]
Face Value	225,000
Maturity Date	Apr. 14, 2014
Yield1	1.04%	[1]
Fair Value	226,767
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Eight Percent Toyota Motor Credit Corp. Maturing At 11-October-2013 [Member]
Face Value	200,000
Maturity Date	Oct. 11, 2013
Yield1	0.80%	[1]
Fair Value	201,047
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Percent Toyota Motor Credit Corp. Maturing At 17-February-2015 [Member]
Face Value	275,000
Maturity Date	Feb. 17, 2015
Yield1	1.00%	[1]
Fair Value	277,882
% of Partners' Capital (Net Asset Value)	0.56%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Eight Percent American Honda Finance Corp. Maturing At 29-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun. 29, 2012
Yield1			0.68%	[1]
Fair Value			249,940
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Eight One Percent Blackrock Maturing At 24-May-2013 [Member]
Face Value			200,000
Maturity Date			May 24, 2013
Yield1			0.81%	[1]
Fair Value			200,049
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Percent Caterpillar Financial Services Maturing At 5-April-2013 [Member]
Face Value			200,000
Maturity Date			Apr. 05, 2013
Yield1			2.00%	[1]
Fair Value			204,450
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Six Percent Caterpillar Financial Services Maturing At 1-April-2014 [Member]
Face Value			45,000
Maturity Date			Apr. 01, 2014
Yield1			0.66%	[1]
Fair Value			45,018
% of Partners' Capital (Net Asset Value)			0.07%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point Eight Eight Percent Citigroup Funding Inc. Maturing At 22-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct. 22, 2012
Yield1			1.88%	[1]
Fair Value			254,338
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Two Five Percent Citigroup Funding Inc. Maturing At 10-December-2012 [Member]
Face Value			250,000
Maturity Date			Dec. 10, 2012
Yield1			2.25%	[1]
Fair Value			254,971
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Six Three Percent General Electric Capital Corp. Maturing At 28-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec. 28, 2012
Yield1			2.63%	[1]
Fair Value			204,831
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Eight Percent General Electric Capital Corp. Maturing At 8-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan. 08, 2013
Yield1			2.80%	[1]
Fair Value			206,491
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Five Percent Hsbc Finance Corp. Maturing At 15-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan. 15, 2014
Yield1			0.65%	[1]
Fair Value			415,162
% of Partners' Capital (Net Asset Value)			0.64%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Seven Percent John Deere Capital Corp. Maturing At 15-March-2012 [Member]
Face Value			200,000
Maturity Date			Mar. 15, 2012
Yield1			7.00%	[1]
Fair Value			206,845
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Five Point Two Five Percent John Deere Capital Corp. Maturing At 1-October-2012 [Member]
Face Value			225,000
Maturity Date			Oct. 01, 2012
Yield1			5.25%	[1]
Fair Value			235,792
% of Partners' Capital (Net Asset Value)			0.36%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Four Point Nine Five Percent John Deere Capital Corp. Maturing At 17-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec. 17, 2012
Yield1			4.95%	[1]
Fair Value			208,736
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Three Point Six Three Percent Massmutual Global Funding Ii Maturing At 16-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul. 16, 2012
Yield1			3.63%	[1]
Fair Value			309,515
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Seven Two Percent Paccar Financial Corp. Maturing At 5-April-2013 [Member]
Face Value			300,000
Maturity Date			Apr. 05, 2013
Yield1			0.72%	[1]
Fair Value			299,863
% of Partners' Capital (Net Asset Value)			0.46%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Six Point Two Five Percent Principal Life Global Funding I Maturing At 15-February-2012 [Member]
Face Value			200,000
Maturity Date			Feb. 15, 2012
Yield1			6.25%	[1]
Fair Value			205,904
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point One Percent Ssif Nevada, Lp Maturing At 14-April-2014 [Member]
Face Value			225,000
Maturity Date			Apr. 14, 2014
Yield1			1.10%	[1]
Fair Value			221,978
% of Partners' Capital (Net Asset Value)			0.34%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Five Nine Percent Toyota Motor Credit Corp. Maturing At 12-October-2012 [Member]
Face Value			200,000
Maturity Date			Oct. 12, 2012
Yield1			0.59%	[1]
Fair Value			200,339
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | One Point Four Five Percent Occidental Petroleum Corporation Maturing At 13-December-2013 [Member]
Face Value	225,000
Maturity Date	Dec. 13, 2013
Yield1	1.45%	[1]
Fair Value	227,521
% of Partners' Capital (Net Asset Value)	0.46%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Two Point Five Percent Pseg Power Llc Maturing At 15-April-2013 [Member]
Face Value	100,000
Maturity Date	Apr. 15, 2013
Yield1	2.50%	[1]
Fair Value	101,105
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Four Point Seven Five Percent Conocophillips Maturing At 15-October-2012 [Member]
Face Value			225,000
Maturity Date			Oct. 15, 2012
Yield1			4.75%	[1]
Fair Value			233,975
% of Partners' Capital (Net Asset Value)			0.36%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Six Point Two Five Percent Duke Energy Carolinas, Llc Maturing At 15-January-2012 [Member]
Face Value			450,000
Maturity Date			Jan. 15, 2012
Yield1			6.25%	[1]
Fair Value			463,685
% of Partners' Capital (Net Asset Value)			0.72%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Five Point Three Eight Percent Northern Natural Gas Company Maturing At 31-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct. 31, 2012
Yield1			5.38%	[1]
Fair Value			261,669
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | One Point Four Five Percent Occidental Petroleum Maturing At 13-December-2013 [Member]
Face Value			225,000
Maturity Date			Dec. 13, 2013
Yield1			1.45%	[1]
Fair Value			229,064
% of Partners' Capital (Net Asset Value)			0.35%
U.S [Member] | Corporate Notes [Member] | Healthcare [Member] | Five Percent Roche Holdings, Inc. Maturing At 1-March-2014 [Member]
Face Value	230,000		230,000
Maturity Date	Mar. 01, 2014		Mar. 01, 2014
Yield1	5.00%	[1]	5.00%	[1]
Fair Value	245,448		252,648
% of Partners' Capital (Net Asset Value)	0.49%		0.39%
U.S [Member] | Corporate Notes [Member] | Household Products [Member] | Zero Point Seven Percent Procter Gamble Maturing At 15-August-2014 [Member]
Face Value	250,000
Maturity Date	Aug. 15, 2014
Yield1	0.70%	[1]
Fair Value	252,266
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Six Eight Percent Berkshire Hathaway Finance Corp. Maturing At 10-January-2014 [Member]
Face Value	100,000
Maturity Date	Jan. 10, 2014
Yield1	0.68%	[1]
Fair Value	100,486
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Seven Four Percent Berkshire Hathaway Inc. Maturing At 11-February-2013 [Member]
Face Value	300,000
Maturity Date	Feb. 11, 2013
Yield1	0.74%	[1]
Fair Value	300,524
% of Partners' Capital (Net Asset Value)	0.60%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Eight Percent Jackson National Life Global Funding Maturing At 8-May-2013 [Member]
Face Value	100,000
Maturity Date	May 08, 2013
Yield1	5.38%	[1]
Fair Value	102,513
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | One Point Two Five Percent Metlife Institutional Funding Ii Maturing At 4-April-2014 [Member]
Face Value	200,000
Maturity Date	Apr. 04, 2014
Yield1	1.25%	[1]
Fair Value	202,319
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Five Percent Monumental Global Funding Iii Maturing At 22-April-2013 [Member]
Face Value	200,000
Maturity Date	Apr. 22, 2013
Yield1	5.50%	[1]
Fair Value	204,968
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point One Five Percent Pacific Life Global Funding Maturing At 15-April-2013 [Member]
Face Value	200,000		200,000
Maturity Date	Apr. 15, 2013		Apr. 15, 2013
Yield1	5.15%	[1]	5.15%	[1]
Fair Value	204,832		211,079
% of Partners' Capital (Net Asset Value)	0.41%		0.33%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Five One Percent Pricoa Global Funding I Maturing At 27-September-2013 [Member]
Face Value	200,000
Maturity Date	Sep. 27, 2013
Yield1	0.51%	[1]
Fair Value	200,122
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Seven Two Percent Berkshire Hathaway Finance Corp. Maturing At 10-January-2014 [Member]
Face Value			100,000
Maturity Date			Jan. 10, 2014
Yield1			0.72%	[1]
Fair Value			99,623
% of Partners' Capital (Net Asset Value)			0.15%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Eight Eight Percent Berkshire Hathaway Inc. Maturing At 11-February-2013 [Member]
Face Value			300,000
Maturity Date			Feb. 11, 2013
Yield1			0.88%	[1]
Fair Value			301,371
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Six Point One Three Percent Jackson National Life Global Funding Maturing At 30-May-2012 [Member]
Face Value			115,000
Maturity Date			May 30, 2012
Yield1			6.13%	[1]
Fair Value			117,763
% of Partners' Capital (Net Asset Value)			0.18%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | One Point Two Seven Percent Metlife Institutional Funding Ii Maturing At 4-April-2014 [Member]
Face Value			250,000
Maturity Date			Apr. 04, 2014
Yield1			1.27%	[1]
Fair Value			250,248
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Eight Eight Percent Metropolitan Life Global Funding I Maturing At 17-September-2012 [Member]
Face Value			300,000
Maturity Date			Sep. 17, 2012
Yield1			2.88%	[1]
Fair Value			306,413
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Five Percent Metropolitan Life Global Funding I Maturing At 11-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan. 11, 2013
Yield1			2.50%	[1]
Fair Value			204,784
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Five Four Percent New York Life Global Funding Maturing At 22-August-2012 [Member]
Face Value			200,000
Maturity Date			Aug. 22, 2012
Yield1			0.54%	[1]
Fair Value			200,081
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Two Five Percent New York Life Global Funding Maturing At 16-October-2012 [Member]
Face Value			100,000
Maturity Date			Oct. 16, 2012
Yield1			5.25%	[1]
Fair Value			104,803
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Two Five Percent New York Life Global Funding Maturing At 14-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec. 14, 2012
Yield1			2.25%	[1]
Fair Value			202,865
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Four Point Six Three Percent Pricoa Global Funding I Maturing At 25-June-2012 [Member]
Face Value			200,000
Maturity Date			Jun. 25, 2012
Yield1			4.63%	[1]
Fair Value			203,339
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Percent Principal Life Income Fundings Maturing At 14-December-2012 [Member]
Face Value			100,000
Maturity Date			Dec. 14, 2012
Yield1			5.30%	[1]
Fair Value			104,330
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Eight Percent Travelers Companies, Inc. Maturing At 15-June-2012 [Member]
Face Value			200,000
Maturity Date			Jun. 15, 2012
Yield1			5.38%	[1]
Fair Value			204,336
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Five Six Percent Danaher Corporation Maturing At 21-June-2013 [Member]
Face Value	435,000
Maturity Date	Jun. 21, 2013
Yield1	0.56%	[1]
Fair Value	435,488
% of Partners' Capital (Net Asset Value)	0.87%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Eight Five Percent General Electric Company Maturing At 9-October-2015 [Member]
Face Value	275,000
Maturity Date	Oct. 09, 2015
Yield1	0.85%	[1]
Fair Value	276,499
% of Partners' Capital (Net Asset Value)	0.55%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Eight Two Percent Danaher Corporation Maturing At 21-June-2013 [Member]
Face Value			435,000
Maturity Date			Jun. 21, 2013
Yield1			0.82%	[1]
Fair Value			435,743
% of Partners' Capital (Net Asset Value)			0.67%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Three Point Six Five Percent Nbc Universal Media, Llc Maturing At 30-April-2015 [Member]
Face Value	100,000
Maturity Date	Apr. 30, 2015
Yield1	3.65%	[1]
Fair Value	107,018
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Six Point Two Percent Time Warner Cable Inc. Maturing At 1-July-2013 [Member]
Face Value	100,000
Maturity Date	Jul. 01, 2013
Yield1	6.20%	[1]
Fair Value	105,845
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Eight Eight Percent Walt Disney Maturing At 1-December-2014 [Member]
Face Value	150,000
Maturity Date	Dec. 01, 2014
Yield1	0.88%	[1]
Fair Value	151,357
% of Partners' Capital (Net Asset Value)	0.30%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Four Five Percent Walt Disney Maturing At 1-December-2015 [Member]
Face Value	200,000
Maturity Date	Dec. 01, 2015
Yield1	0.45%	[1]
Fair Value	199,095
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Six Point Three Eight Percent Walt Disney Company Maturing At 1-March-2012 [Member]
Face Value			300,000
Maturity Date			Mar. 01, 2012
Yield1			6.38%	[1]
Fair Value			309,077
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Eight Eight Percent Walt Disney Company Maturing At 1-December-2014 [Member]
Face Value			150,000
Maturity Date			Dec. 01, 2014
Yield1			0.88%	[1]
Fair Value			150,808
% of Partners' Capital (Net Asset Value)			0.23%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | One Point Zero Seven Percent Abbvie Inc. Maturing At 6-November-2015 [Member]
Face Value	200,000
Maturity Date	Nov. 06, 2015
Yield1	1.07%	[1]
Fair Value	202,646
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Two Point One Percent Express Scripts Holding Company Maturing At 12-February-2015 [Member]
Face Value	150,000
Maturity Date	Feb. 12, 2015
Yield1	2.10%	[1]
Fair Value	154,013
% of Partners' Capital (Net Asset Value)	0.31%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Five Point Two Five Percent Mckesson Corporation Maturing At 1-March-2013 [Member]
Face Value	100,000
Maturity Date	Mar. 01, 2013
Yield1	5.25%	[1]
Fair Value	102,495
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Four Point One Three Percent Novartis Capital Corporation Maturing At 10-February-2014 [Member]
Face Value	225,000		225,000
Maturity Date	Feb. 10, 2014		Feb. 10, 2014
Yield1	4.13%	[1]	4.13%	[1]
Fair Value	237,644		244,369
% of Partners' Capital (Net Asset Value)	0.48%		0.38%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Five Point Five Percent Pfizer Inc. Maturing At 15-March-2013 [Member]
Face Value			150,000
Maturity Date			Mar. 15, 2013
Yield1			5.50%	[1]
Fair Value			160,995
% of Partners' Capital (Net Asset Value)			0.25%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Zero Point Four Nine Percent Target Maturing At 18-July-2014 [Member]
Face Value	225,000
Maturity Date	Jul. 18, 2014
Yield1	0.49%	[1]
Fair Value	225,895
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Four Point Eight Eight Percent Walgreen Co. Maturing At 1-August-2013 [Member]
Face Value	200,000
Maturity Date	Aug. 01, 2013
Yield1	4.88%	[1]
Fair Value	208,996
% of Partners' Capital (Net Asset Value)	0.42%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | One Point Six Three Percent Wal-Mart Stores, Inc. Maturing At 15-April-2014 [Member]
Face Value	225,000		225,000
Maturity Date	Apr. 15, 2014		Apr. 14, 2014
Yield1	1.63%	[1]	1.63%	[1]
Fair Value	229,494		230,723
% of Partners' Capital (Net Asset Value)	0.46%		0.36%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Five Point Three Percent Costco Wholesale Corporation Maturing At 15-March-2012 [Member]
Face Value			250,000
Maturity Date			Mar. 15, 2012
Yield1			5.30%	[1]
Fair Value			256,217
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Zero Point Five Seven Percent Target Corporation Maturing At 18-July-2014 [Member]
Face Value			425,000
Maturity Date			Jul. 18, 2014
Yield1			0.57%	[1]
Fair Value			425,487
% of Partners' Capital (Net Asset Value)			0.66%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Eight Eight Percent Att Inc. Maturing At 13-February-2015 [Member]
Face Value	225,000
Maturity Date	Feb. 13, 2015
Yield1	0.88%	[1]
Fair Value	226,810
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Five Six Percent Cisco Systems, Inc. Maturing At 14-March-2014 [Member]
Face Value	110,000
Maturity Date	Mar. 14, 2014
Yield1	0.56%	[1]
Fair Value	110,330
% of Partners' Capital (Net Asset Value)	0.22%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Nine Two Percent Verizon Communications Inc. Maturing At 28-March-2014 [Member]
Face Value	270,000
Maturity Date	Mar. 28, 2014
Yield1	0.92%	[1]
Fair Value	271,626
% of Partners' Capital (Net Asset Value)	0.54%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Seven Nine Percent Cisco Systems, Inc. Maturing At 14-March-2014 [Member]
Face Value			110,000
Maturity Date			Mar. 14, 2014
Yield1			0.79%	[1]
Fair Value			109,963
% of Partners' Capital (Net Asset Value)			0.17%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | One Point One Eight Percent Verizon Communications Inc. Maturing At 28-March-2014 [Member]
Face Value			270,000
Maturity Date			Mar. 28, 2014
Yield1			1.18%	[1]
Fair Value			269,691
% of Partners' Capital (Net Asset Value)			0.42%
U.S [Member] | Corporate Notes [Member] | Food [Member] | Five Point Six Percent Cargill, Incorporated Maturing At 15-September-2012 [Member]
Face Value			200,000
Maturity Date			Sep. 15, 2012
Yield1			5.60%	[1]
Fair Value			209,344
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Semiconductor [Member] | Zero Point Six Four Percent Texas Instruments Incorporated Maturing At 15-May-2013 [Member]
Face Value			200,000
Maturity Date			May 15, 2013
Yield1			0.64%	[1]
Fair Value			200,568
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Steel [Member] | Five Percent Nucor Corporation Maturing At 1-December-2012 [Member]
Face Value			100,000
Maturity Date			Dec. 01, 2012
Yield1			5.00%	[1]
Fair Value			104,019
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Transportation [Member] | Four Point Five Percent United Parcel Service, Inc. Maturing At 15-January-2013 [Member]
Face Value	200,000
Maturity Date	Jan. 15, 2013
Yield1	4.50%	[1]
Fair Value	204,437
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Chemical [Member] | One Point Seven Five Percent Praxair, Inc. Maturing At 15-November-2012 [Member]
Face Value			200,000
Maturity Date			Nov. 15, 2012
Yield1			1.75%	[1]
Fair Value			202,153
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Consumer Products [Member] | Zero Point Seven Percent Procter Gamble Maturing At 15-August-2014 [Member]
Face Value			250,000
Maturity Date			Aug. 15, 2014
Yield1			0.70%	[1]
Fair Value			251,880
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Consumer Products [Member] | Five Point Six Three Percent Kimberly-Clark Corporation Maturing At 15-February-2012 [Member]
Face Value			150,000
Maturity Date			Feb. 15, 2012
Yield1			5.63%	[1]
Fair Value			$ 153,999
% of Partners' Capital (Net Asset Value)			0.24%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.